EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Outstanding, Amount of options	4,220,809
Granted, Amount of options	448,000
Exercised, Amount of options	(686,396)
Expired and forfeited, Amount of options	(90,214)
Outstanding, Amount of options	3,892,199
Exercisable, Amount of options	2,559,822
Outstanding, Weighted average exercise price	$ 2.21
Granted, Weighted average exercise price	$ 5.05
Exercised, Weighted average exercise price	$ 2.29
Expired and forfeited, Weighted average exercise price	$ 2.05
Outstanding , Weighted average exercise price	$ 2.39
Exercisable, Weighted average exercise price	$ 1.65
Outstanding, Weighted average remaining contractual life (in years)	3 years 10 months 28 days
Outstanding, Weighted average remaining contractual life (in years)	3 years 5 months 8 days
Exercisable, Weighted average remaining contractual life (in years)	2 years 7 months 2 days
Outstanding, Aggregate intrinsic value	$ 7,562
Outstanding, Aggregate intrinsic value	14,254
Exercisable, Aggregate intrinsic value	$ 11,256